UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

  4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

9/30

Date of reporting period:    6/30/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Sierra Core Retirement Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)			June 30, 2010

% of Portfolio	Description	Shares	Value
80.75%	MUTUAL FUNDS
4.93%	CURRENCY FUNDS
	ProFunds Rising U.S. Dollar Fund *	647,179	$ 19,091,781

72.95%	DEBT FUNDS
	DoubleLine Total Return Bond Fund	1,825,331	19,403,270
	Managers Bond Fund	793,496	19,948,484
	Nuveen High Yield Muni Bond Fund	2,157,793	33,359,484
	Pimco Foreign Bond Fund	3,724,332	39,589,653
	Pimco GNMA Fund	1,514,118	18,169,413
	Pimco High Yield Fund	2,112,755	18,697,881
	Pimco Low Duration Fund	5,162,594	54,103,989
	Principal High Yield Fund	2,429,118	18,679,918
	Putnam Diversified Income Trust	5,179,838	41,179,709
	SEI Emerging Markets Debt Fund	1,815,449	19,202,869
			282,334,670

2.86%	EQUITY FUNDS
	Principal Preferred Securities Fund	1,196,212	11,076,923

	TOTAL MUTUAL FUNDS
	(Cost $305,776,966)		312,503,374

24.99%	SHORT-TERM INVESTMENTS
	Goldman Sachs Financial Square Funds, Prime
	Obligations Portfolio (Cost $96,706,860)	96,706,860	96,706,860

105.74%	TOTAL INVESTMENTS
	(Cost $402,483,826) (a)		$ 409,210,234
-5.74%	LIABILITIES IN EXCESS OF OTHER ASSETS		(22,209,730)
100.00%	TOTAL NET ASSETS		$ 387,000,504

	* Non-income producing security.
	(a) Represents cost for financial reporting purposes. Aggregate cost for
	federal tax purposes is substantially the same and differs from market value
	by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 7,320,893
		Unrealized depreciation:	(594,485)
		Net unrealized appreciation:	$ 6,726,408

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  If no bid prices are quoted or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$312,503,374	$ -	$ -	$ 312,503,374
Short-Term Investments	-	96,706,860	-	96,706,860
Total	$312,503,374	$ 96,706,860	$ -	$ 409,210,234

                                                 The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

7/26/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

7/26/10

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

7/26/10